UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

MFS® Special Value Trust

MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Citigroup, Inc.	2.5%
JPMorgan Chase & Co.	2.2%
NASDAQ, Inc.	1.9%
Moody’s Corp.	1.9%
U.S. Bancorp	1.7%
Sherwin-Williams Co.	1.7%
Thermo Fisher Scientific, Inc.	1.7%
Aon PLC	1.7%
Texas Instruments, Inc.	1.7%
Travelers Cos., Inc	1.6%

Equity sectors
Financial Services	14.2%
Health Care	6.0%
Leisure	3.4%
Utilities & Communications	2.7%
Special Products & Services	2.5%
Consumer Staples	2.5%
Autos & Housing	1.7%
Technology	1.6%
Basic Materials	1.6%
Energy	1.2%
Industrial Goods & Services	1.2%

Fixed income sectors (i)
High Yield Corporates	52.2%
Emerging Markets Bonds	3.2%
Floating Rate Loans	0.3%
Investment Grade Corporates	0.2%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
BBB	0.4%
BB	22.1%
B	27.2%
CCC	5.5%
D	0.2%
Not Rated	0.5%
Non-Fixed Income	38.6%
Cash & Cash Equivalents	5.5%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Note to Shareholders: Effective March 1, 2018, Michael Skatrud became a Portfolio Manager of the Fund. Effective September 1, 2018, William Adams will no longer be a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 54.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Dae Funding LLC, 5%, 8/01/2024 (n)	$135,000	$130,113
KLX, Inc., 5.875%, 12/01/2022 (n)	120,000	125,250
TransDigm, Inc., 6.5%, 7/15/2024	125,000	127,109
TransDigm, Inc., 6.375%, 6/15/2026	65,000	65,325

		$447,797
Asset-Backed & Securitized - 0.0%
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	$40,778	$61

Broadcasting - 2.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	$110,000	$118,525
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	50,000	53,750
Match Group, Inc., 6.375%, 6/01/2024	105,000	110,775
Meredith Corp., 6.875%, 2/01/2026 (n)	95,000	96,064
Netflix, Inc., 5.875%, 2/15/2025	60,000	61,632
Netflix, Inc., 4.375%, 11/15/2026	40,000	37,388
Netflix, Inc., 4.875%, 4/15/2028 (n)	25,000	23,594
Netflix, Inc., 5.875%, 11/15/2028 (n)	100,000	99,750
Sinclair Broadcast Group, Inc., 5.125%, 2/15/2027 (n)	125,000	115,937
WMG Acquisition Corp., 5%, 8/01/2023 (n)	30,000	29,812
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	93,100
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	15,000	15,075

		$855,402
Building - 2.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$105,000	$108,250
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	60,000	56,700
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	95,000	99,512
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	96,510
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)	90,000	95,850
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	50,000	50,625
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	80,000	83,600
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	96,247
Standard Industries, Inc., 6%, 10/15/2025 (n)	65,000	67,438
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	105,000	107,331

		$862,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 2.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$100,000	$101,750
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	55,000	55,275
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	70,000	71,225
CDK Global, Inc., 4.875%, 6/01/2027	155,000	149,962
Equinix, Inc., 5.375%, 1/01/2022	25,000	25,781
Equinix, Inc., 5.375%, 4/01/2023	35,000	35,963
Equinix, Inc., 5.875%, 1/15/2026	60,000	62,100
First Data Corp., 5%, 1/15/2024 (n)	190,000	191,425
MSCI, Inc., 4.75%, 8/01/2026 (n)	90,000	89,177
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	90,000	92,025

		$874,683
Cable TV - 3.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$200,000	$200,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	155,000	155,728
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	160,000	161,504
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	25,000	24,578
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	80,000	79,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	45,000	43,988
DISH DBS Corp., 5%, 3/15/2023	60,000	51,975
DISH DBS Corp., 5.875%, 11/15/2024	45,000	38,306
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	70,000	58,800
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	20,000	21,125
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	85,000	83,937
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	60,000	61,662
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	45,000	44,775
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	200,000	210,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	25,000	25,688
Videotron Ltd., 5.125%, 4/15/2027 (n)	155,000	151,900

		$1,413,366
Chemicals - 0.7%
OCI N.V., 6.625%, 4/15/2023 (n)	$200,000	$202,800
PolyOne Corp., 5.25%, 3/15/2023	90,000	92,137

		$294,937
Computer Software - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$85,000	$87,451
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	45,000	47,725
VeriSign, Inc., 4.625%, 5/01/2023	30,000	30,075
VeriSign, Inc., 5.25%, 4/01/2025	85,000	87,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
VeriSign, Inc., 4.75%, 7/15/2027	$27,000	$25,886

		$278,368
Computer Software - Systems - 0.6%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$25,000	$24,905
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	85,000	88,188
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	115,000	116,115

		$229,208
Conglomerates - 2.3%
Amsted Industries Co., 5%, 3/15/2022 (n)	$135,000	$134,748
Apergy Corp, 6.375%, 5/01/2026 (n)	40,000	40,600
Apex Tool Group LLC, 9%, 2/15/2023 (n)	95,000	92,625
EnerSys, 5%, 4/30/2023 (n)	155,000	155,775
Enpro Industries, Inc., 5.875%, 9/15/2022	130,000	133,900
Entegris, Inc., 4.625%, 2/10/2026 (n)	100,000	96,500
Gates Global LLC, 6%, 7/15/2022 (n)	48,000	48,600
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	105,000	106,312
TriMas Corp., 4.875%, 10/15/2025 (n)	110,000	105,875

		$914,935
Construction - 0.5%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$19,438
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	85,000	84,787
Toll Brothers Finance Corp., 4.875%, 11/15/2025	30,000	29,775
Toll Brothers Finance Corp., 4.35%, 2/15/2028	95,000	87,875

		$221,875
Consumer Products - 0.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$115,000	$111,838
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	110,000	110,550
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,150
Spectrum Brands, Inc., 5.75%, 7/15/2025	105,000	104,900

		$337,438
Consumer Services - 1.2%
Interval Acquisition Corp., 5.625%, 4/15/2023	$130,000	$135,525
Matthews International Corp., 5.25%, 12/01/2025 (n)	80,000	78,400
Service Corp. International, 4.625%, 12/15/2027	75,000	73,335
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	102,270
West Corp., 8.5%, 10/15/2025 (n)	110,000	106,150

		$495,680
Containers - 2.5%
Berry Global Group, Inc., 5.5%, 5/15/2022	$125,000	$128,204
Berry Global Group, Inc., 6%, 10/15/2022	30,000	31,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Berry Global Group, Inc., 5.125%, 7/15/2023	$50,000	$50,312
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	25,000	24,125
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	55,000	50,944
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	70,000	70,350
Multi-Color Corp., 6.125%, 12/01/2022 (n)	123,000	126,690
Reynolds Group, 5.75%, 10/15/2020	48,456	48,819
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	70,437
Reynolds Group, 7%, 7/15/2024 (n)	70,000	72,887
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	116,725
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	25,375
Sealed Air Corp., 5.5%, 9/15/2025 (n)	25,000	25,844
Silgan Holdings, Inc., 5.5%, 2/01/2022	10,000	10,150
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	82,246
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	70,000	71,575

		$1,005,921
Electrical Equipment - 0.4%
CommScope Tech LLC, 5%, 3/15/2027 (n)	$175,000	$167,562

Electronics - 0.4%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$40,000	$41,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)	130,000	129,675

		$171,175
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$206,000
Republic of Venezuela, 7%, 3/31/2038 (d)	203,000	59,885

		$265,885
Energy - Independent - 4.1%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$488
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	145,000	150,075
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	110,000	108,625
Diamondback Energy, Inc., 5.375%, 5/31/2025	145,000	146,812
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	40,000	40,550
Gulfport Energy Corp., 6%, 10/15/2024	125,000	118,750
Gulfport Energy Corp., 6.375%, 5/15/2025	35,000	33,589
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	110,000	105,600
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	145,000	146,812
PDC Energy, Inc., 6.125%, 9/15/2024	130,000	133,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
QEP Resources, Inc., 5.25%, 5/01/2023	$120,000	$117,000
QEP Resources, Inc., 5.625%, 3/01/2026	85,000	81,388
Sanchez Energy Corp., 6.125%, 1/15/2023	45,000	32,499
Seven Generations Energy, 6.75%, 5/01/2023 (n)	105,000	108,938
Seven Generations Energy, 5.375%, 9/30/2025 (n)	55,000	53,488
SM Energy Co., 6.75%, 9/15/2026	120,000	122,100
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	90,000	90,900
WPX Energy, Inc., 6%, 1/15/2022	66,000	68,805

		$1,659,669
Entertainment - 1.0%
Cedar Fair LP, 5.375%, 6/01/2024	$35,000	$35,438
Cedar Fair LP, 5.375%, 4/15/2027 (n)	70,000	69,650
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	50,812
Cinemark USA, Inc., 4.875%, 6/01/2023	35,000	34,563
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	70,000	69,825
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	161,238

		$421,526
Financial Institutions - 1.1%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$41,050
Aircastle Ltd., 5.5%, 2/15/2022	40,000	41,800
Navient Corp., 7.25%, 1/25/2022	100,000	105,750
Navient Corp., 7.25%, 9/25/2023	75,000	78,375
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	175,000	169,969

		$436,944
Food & Beverages - 2.0%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$77,600
Aramark Services, Inc., 5%, 2/01/2028 (n)	60,000	58,425
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	110,000	109,175
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	30,000	28,800
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	95,000	92,150
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	65,000	64,431
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	39,650
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	120,000	114,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	105,000	108,150
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	111,925

		$804,906
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$41,000	$4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 2.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$86,488
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	98,206
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,075
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	90,000	90,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	101,829
MGM Resorts International, 6.625%, 12/15/2021	90,000	96,300
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	105,656
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	50,125
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	80,000	80,600
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	200,000	194,002

		$913,281
Industrial - 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$120,000	$123,900
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	120,000	116,400

		$240,300
Insurance - 0.2%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$75,000	$74,063

Insurance - Health - 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$35,919
Centene Corp., 6.125%, 2/15/2024	60,000	62,850

		$98,769
Insurance - Property & Casualty - 0.3%
Hub International Holdings, Inc., 7.875%, 10/01/2021 (n)	$60,000	$62,532
Hub International Ltd., 7%, 5/01/2026 (n)	40,000	40,050

		$102,582
Major Banks - 0.2%
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	$90,000	$89,820

Medical & Health Technology & Services - 3.2%
DaVita, Inc., 5.125%, 7/15/2024	$30,000	$29,063
DaVita, Inc., 5%, 5/01/2025	80,000	75,816
HCA, Inc., 7.5%, 2/15/2022	135,000	148,500
HCA, Inc., 5%, 3/15/2024	90,000	91,012
HCA, Inc., 5.375%, 2/01/2025	60,000	59,700
HealthSouth Corp., 5.125%, 3/15/2023	105,000	106,575
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	75,000	75,169
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	35,000	35,263
Polaris, 8.5%, 12/01/2022 (n)	85,000	86,275
Quorum Health Corp., 11.625%, 4/15/2023	65,000	69,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 8.125%, 4/01/2022	$140,000	$145,775
Tenet Healthcare Corp., 6.75%, 6/15/2023	60,000	58,988
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	85,000	82,662
Universal Health Services, Inc., 7.625%, 8/15/2020	155,000	156,162
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	70,000	68,775

		$1,288,797
Medical Equipment - 0.4%
Teleflex, Inc., 5.25%, 6/15/2024	$80,000	$81,200
Teleflex, Inc., 4.875%, 6/01/2026	30,000	29,580
Teleflex, Inc. , 4.625%, 11/15/2027	45,000	42,975

		$153,755
Metals & Mining - 3.7%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$50,000	$50,112
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	199,460
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	45,000	43,144
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	40,000	36,900
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	212,355
Kaiser Aluminum Corp., 5.875%, 5/15/2024	155,000	159,650
Kinross Gold Corp., 5.95%, 3/15/2024	26,000	27,105
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	13,000	12,220
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	89,223
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	115,000	117,104
Novelis Corp., 5.875%, 9/30/2026 (n)	140,000	138,950
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	199,900
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	45,801
Steel Dynamics, Inc., 5.5%, 10/01/2024	80,000	82,200
TMS International Corp., 7.25%, 8/15/2025 (n)	75,000	77,625

		$1,491,749
Midstream - 2.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$140,000	$143,500
DCP Midstream LLC, 3.875%, 3/15/2023	85,000	82,025
DCP Midstream LP, 4.95%, 4/01/2022	43,000	43,645
DCP Midstream LP, 5.6%, 4/01/2044	45,000	44,100
Energy Transfer Equity LP, 5.875%, 1/15/2024	115,000	117,444
Energy Transfer Equity LP, 5.5%, 6/01/2027	30,000	30,000
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	195,000	194,512
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027	200,000	191,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	74,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	$40,000	$38,800

		$960,339
Network & Telecom - 0.4%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$60,000	$62,112
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	110,000	109,217

		$171,329
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/2022	$165,000	$136,125
Diamond Offshore Drill Co., 7.875%, 8/15/2025	45,000	46,181
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	109,200
Ensco PLC, 7.75%, 2/01/2026	90,000	84,825
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	120,000	115,050

		$491,381
Oils - 0.3%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$115,000	$115,000

Pharmaceuticals - 0.7%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$85,000	$70,762
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	30,000	23,475
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	90,000	81,225
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	105,000	94,707

		$270,169
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6%, 8/15/2040	$15,000	$15,637
Teck Resources Ltd., 6.25%, 7/15/2041	80,000	84,800

		$100,437
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$71,000	$71,540

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$100,000	$97,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	120,000	113,700

		$210,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Other - 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$120,300
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	60,000
Starwood Property Trust, Inc., 5%, 12/15/2021	10,000	10,120
Starwood Property Trust, Inc., 4.75%, 3/15/2025 (n)	10,000	9,625

		$200,045
Restaurants - 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$85,000	$86,275
IRB Holding Corp. , 6.75%, 2/15/2026 (n)	75,000	72,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	115,000	115,575

		$274,225
Retailers - 0.3%
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	$25,000	$24,125
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	105,000	100,800

		$124,925
Specialty Chemicals - 0.7%
A Schulman, Inc., 6.875%, 6/01/2023	$95,000	$99,750
Univar USA, Inc., 6.75%, 7/15/2023 (n)	180,000	185,400

		$285,150
Specialty Stores - 0.2%
Group 1 Automotive, Inc., 5%, 6/01/2022	$85,000	$85,238

Supermarkets - 0.2%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$90,000	$83,813

Telecommunications - Wireless - 3.1%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$180,250
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	162,644
SBA Communications Corp., REIT, 4%, 10/01/2022 (n)	120,000	114,300
SBA Communications Corp., REIT, 4.875%, 9/01/2024	30,000	28,838
Sprint Corp., 7.875%, 9/15/2023	140,000	150,150
Sprint Corp., 7.125%, 6/15/2024	125,000	129,531
Sprint Corp., 7.625%, 3/01/2026	25,000	26,344
Sprint Nextel Corp., 6%, 11/15/2022	185,000	188,931
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	78,562
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	60,450
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,397
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	50,563

		$1,244,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$49,500
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	98,470

		$147,970
Transportation - Services - 0.2%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$60,000	$45,375
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	50,000	48,000

		$93,375
Utilities - Electric Power - 1.5%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$110,100
Calpine Corp., 5.75%, 1/15/2025	90,000	82,584
Calpine Corp., 5.25%, 6/01/2026 (n)	55,000	52,628
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	35,744
Covanta Holding Corp., 5.875%, 3/01/2024	65,000	64,025
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	48,625
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	105,000	101,325
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	115,000	117,300

		$612,331
Total Bonds (Identified Cost, $22,830,559)		$22,155,448

Common Stocks - 38.6%
Brokerage & Asset Managers - 3.3%
BlackRock, Inc.	1,058	$551,747
NASDAQ, Inc.	8,870	783,399

		$1,335,146
Business Services - 2.5%
Accenture PLC, “A”	4,235	$640,332
Equifax, Inc.	3,342	374,471

		$1,014,803
Cable TV - 1.5%
Comcast Corp., “A”	19,221	$603,347

Chemicals - 1.6%
PPG Industries, Inc.	5,980	$633,162

Construction - 1.7%
Sherwin-Williams Co.	1,895	$696,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.2%
Johnson Controls International PLC	14,173	$480,040
Electronics - 1.6%
Texas Instruments, Inc.	6,597	$669,134

Food & Beverages - 1.3%
Nestle S.A., ADR	6,895	$533,397

Insurance - 3.3%
Aon PLC	4,808	$684,996
Travelers Cos., Inc.	5,017	660,237

		$1,345,233
Major Banks - 3.3%
JPMorgan Chase & Co.	8,010	$871,328
Wells Fargo & Co.	9,146	475,226

		$1,346,554
Medical Equipment - 4.5%
Danaher Corp.	5,447	$546,443
Medtronic PLC	7,068	566,359
Thermo Fisher Scientific, Inc.	3,274	688,686

		$1,801,488
Oil Services - 1.2%
LTRI Holdings LP (a)(u)	60	$53,365
Schlumberger Ltd.	6,286	430,968

		$484,333
Other Banks & Diversified Financials - 4.2%
Citigroup, Inc.	14,894	$1,016,813
U.S. Bancorp	13,859	699,187

		$1,716,000
Pharmaceuticals - 1.6%
Johnson & Johnson	5,084	$643,075

Printing & Publishing - 1.9%
Moody’s Corp.	4,692	$761,042

Tobacco - 1.2%
Philip Morris International, Inc.	5,781	$474,042

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 2.7%
Duke Energy Corp.	8,187	$656,270
Southern Co.	9,144	421,721

		$1,077,991
Total Common Stocks (Identified Cost, $10,543,539)		$15,615,503

Floating Rate Loans (g)(r) - 0.3%
Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.96%, 6/23/2022	$30,281	$30,243

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 4.65%, 6/24/2021	$74,836	$75,397
Total Floating Rate Loans (Identified Cost, $104,966)		$105,640

Investment Companies (h) - 5.8%
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $2,359,302)	2,359,627	$2,359,392

Other Assets, Less Liabilities - 0.5%		194,292
Net Assets - 100.0%		$40,430,275

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,359,392 and $37,876,591, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,328,430, representing 30.5% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$191,339	$488
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	61	61
Total Restricted Securities			$549
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $33,479,064)	$37,876,591
Investments in affiliated issuers, at value (identified cost, $2,359,302)	2,359,392
Cash	80,381
Receivables for
Investments sold	201,024
Interest and dividends	341,120
Other assets	16,269
Total assets	$40,874,777
Liabilities
Payables for
Investments purchased	$365,752
Payable to affiliates
Investment adviser	3,813
Transfer agent and dividend disbursing costs	358
Payable for independent Trustees’ compensation	9,716
Accrued expenses and other liabilities	64,863
Total liabilities	$444,502
Net assets	$40,430,275
Net assets consist of
Paid-in capital	$37,226,860
Unrealized appreciation (depreciation)	4,397,617
Accumulated net realized gain (loss)	443,952
Accumulated distributions in excess of net investment income	(1,638,154)
Net assets	$40,430,275
Shares of beneficial interest outstanding	7,131,782
Net asset value per share (net assets of $40,430,275 / 7,131,782 shares of beneficial interest outstanding)	$5.67

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$659,266
Dividends	172,813
Dividends from affiliated issuers	18,686
Foreign taxes withheld	(2,615)
Total investment income	$848,150
Expenses
Management fee	$171,710
Transfer agent and dividend disbursing costs	7,739
Administrative services fee	8,679
Independent Trustees’ compensation	5,622
Stock exchange fee	11,797
Custodian fee	2,947
Shareholder communications	25,642
Audit and tax fees	36,916
Legal fees	1,090
Miscellaneous	14,328
Total expenses	$286,470
Net investment income (loss)	$561,680
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$604,680
Affiliated issuers	(144)
Net realized gain (loss)	$604,536
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,594,659)
Affiliated issuers	(100)
Net unrealized gain (loss)	$(1,594,759)
Net realized and unrealized gain (loss)	$(990,223)
Change in net assets from operations	$(428,543)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$561,680	$1,427,526
Net realized gain (loss)	604,536	1,095,303
Net unrealized gain (loss)	(1,594,759)	2,578,328
Change in net assets from operations	$(428,543)	$5,101,157
Distributions declared to shareholders
From net investment income	$(1,083,860)	$(1,520,530)
From tax return of capital	—	(2,735,959)
From other sources	(1,038,752)	—
Total distributions declared to shareholders	$(2,122,612)	$(4,256,489)
Change in net assets from fund share transactions	$139,441	$147,832
Total change in net assets	$(2,411,714)	$992,500
Net assets
At beginning of period	42,841,989	41,849,489
At end of period (including accumulated distributions in excess of net investment income of $1,638,154 and $77,222, respectively)	$40,430,275	$42,841,989

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$6.03		$5.91		$6.09	$6.78	$7.05	$6.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.20	(c)	$0.23	$0.25	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.14)		0.52		0.18	(0.29)	0.15	0.58
Total from investment operations	$(0.06)		$0.72		$0.41	$(0.04)	$0.43	$0.91
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.21)		$(0.24)	$(0.32)	$(0.42)	$(0.39)
From tax return of capital	—		(0.39)		(0.35)	(0.33)	(0.28)	(0.31)
From other sources	(0.15)		—		—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.60)		$(0.59)	$(0.65)	$(0.70)	$(0.70)
Net increase from repurchase of capital shares	$—		$0.00	(w)	$—	$—	$—	$—
Net asset value, end of period (x)	$5.67		$6.03		$5.91	$6.09	$6.78	$7.05
Market value, end of period	$6.02		$6.66		$5.50	$5.53	$7.59	$7.29
Total return at market value (%)	(5.00	)(n)	33.86		10.75	(19.11)	14.73	7.94
Total return at net asset value (%) (j)(r)(s)(x)	(1.17	)(n)	12.79	(c)	8.07	(0.28)	5.97	13.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.23	(c)	1.42	1.41	1.35	1.39
Expenses after expense reductions (f)	N/A		N/A		N/A	N/A	1.35	1.39
Net investment income (loss)	2.69	(a)	3.35	(c)	3.88	3.80	4.05	4.73
Portfolio turnover	17	(n)	35		26	29	39	40
Net assets at end of period (000 omitted)	$40,430		$42,842		$41,849	$43,126	$47,904	$49,402

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,028,741	$—	$53,365	$15,082,106
Switzerland	533,397	—	—	533,397
Non-U.S. Sovereign Debt	—	265,885	—	265,885
U.S. Corporate Bonds	—	18,430,746	—	18,430,746
Commercial Mortgage-Backed Securities	—	61	—	61
Foreign Bonds	—	3,458,756	—	3,458,756
Floating Rate Loans	—	105,640	—	105,640
Mutual Funds	2,359,392	—	—	2,359,392
Total	$17,921,530	$22,261,088	$53,365	$40,235,983

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/17	$53,365
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/18	$53,365

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2018 is $0. At April 30, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, and amortization and accretion of debt securities.

For the six months ended April 30, 2018, the amount of distributions estimated to be a tax return of capital was approximately $1,038,752 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains) (a)	$1,520,530
Tax return of capital (b)	2,735,959
Total distributions	$4,256,489

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2017 is $50,216 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$35,903,313
Gross appreciation	5,441,679
Gross depreciation	(1,109,009)
Net unrealized appreciation (depreciation)	$4,332,670

As of 10/31/17
Capital loss carryforwards	(89,992)
Other temporary differences	(35,124)
Net unrealized appreciation (depreciation)	5,879,686

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/18	$(89,992)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2018. For the six months ended April 30, 2018, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2018, these fees paid to MFSC amounted to $1,167.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0416% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,334 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $8,904 at April 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $35 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $6,510,411 and $7,735,681, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 249 shares of beneficial interest during the year ended October 31, 2017 at an average price per share of $5.43 and a weighted average discount of 7.65% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	23,362	$139,441	24,202	$149,184
Capital shares reacquired	—	—	(249)	(1,352)
Net change	23,362	$139,441	23,953	$147,832

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $139 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,545,079	4,498,031	(4,683,483)	2,359,627

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(144)	$(100)	$—	$18,686	$2,359,392

Notes to Financial Statements (unaudited) – continued

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2018, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2018. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2017 and the financial highlights for each of the five years in the period ended October 31, 2017, and in our report dated December 15, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 18, 2018

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Special Value Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Michael Skatrud became a portfolio manager of the Fund on March 1, 2018. Effective September 1, 2018, William Adams will no longer be a portfolio manager of the Fund.

	Primary Role	Since	Title and Five Year History
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 2005

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 1997

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 1997

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	March 2018	Investment Officer of MFS; employed in the investment area of MFS since 2013

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2017, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Special Value Trust	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	Nevin Chitkara	Russell 1000® Value Index
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index JPMorgan Emerging Markets Bond Index Global Russell 1000® Value Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index JPMorgan Emerging Markets Bond Index Global Russell 1000® Value Index

[1]	Information is as of March 1, 2018.

The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available. For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered. For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered. Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2017. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
William Adams	N
Ward Brown	N
Nevin Chitkara	N
David Cole	N
Matt Ryan	N
Michael Skatrud[1]	N

[1]	Mr. Skatrud became a Portfolio Manager of the Fund on March 1, 2018. Information is as of March 1, 2018.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2017:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William Adams	12	$9.2 billion	6	$1.1 billion	1	$108.4 million
Ward Brown	9	$12.3 billion	6	$3.7 billion	3	$1.2 billion
Nevin Chitkara	18	$75.2 billion	8	$7.5 billion	40	$23.0 billion
David Cole	11	$9.2 billion	4	$1.2 billion	1	$108.4 million
Matt Ryan	11	$12.9 billion	7	$4.4 billion	3	$1.2 billion
Michael Skatrud[1] (Became a Portfolio Manager of the Fund on March 1, 2018)	11	$8.8 billion	5	$910.1 million	1	$57.2 million

*	Includes the Fund.
[1]	Account information is as of March 1, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/17-11/30/17	0	N/A	0	710,046
12/01/17-12/31/17	0	N/A	0	710,046
1/01/18-1/31/18	0	N/A	0	710,046
2/01/18-2/28/18	0	N/A	0	710,046
3/01/18-3/31/18	0	N/A	0	710,046
4/01/18-4/30/18	0	N/A	0	710,046
Total

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2017 plan year is 710,046.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.